Segment Reporting (Details) - Schedule of Reconciliation From Reportable Segment Income - Reportable Segments [Member] - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net revenues
Total revenue from reportable segments	$ 4,734,580	$ 5,636,353
Other revenues	427,118	393,825
Consolidated net revenues	5,161,698	6,030,178
Income or loss
Total operating loss for reportable segments	(6,453,071)	(1,928,998)
Other income for reportable segments	2,533,361	350,295
Total income for reportable segments	(3,919,710)	(1,578,703)
Unallocated amounts:
Other corporate expense	(1,117,055)	(468,657)
Consolidated loss from continuing operations before income taxes	$ (5,036,765)	$ (2,047,360)